Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 10,494,462	$ 2,442,634	$ 4,926,243
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Loss on disposal of a subsidiary			64,490
Net income received or to be received by digital assets (Note 3)	(183,113,124)	(100,980,973)	(3,422,161)
Impairment loss on digital assets	6,986,921	12,948,969
Credit loss provision for receivables	99,755	608,188
Impairment loss on assets held by FTX		9,826,600
Impairment loss on mining equipment		11,849,595
Realized fair value gain on digital asset borrowings		(4,206,292)
Realized gain on sale of digital assets (Note 3)	(18,231,133)	(4,947,841)	(369,200)
Depreciation of equipment:
Servers, computers, and network equipment	45,510	22,304	2,860
Mining equipment	24,455,274	18,134,149
Deferred income tax	4,150,705	(4,471,142)
Changes in operating assets and liabilities:
Prepayments	(654,275)	(481,378)	2,491,784
Amount due from/(due to) related parties	(36,933,689)	132,799,111	(75,275,000)
Deposits	(2,682,520)
Other current assets	(1,512,315)	(2,368,589)	(148,100)
Accounts payable	775,106	25,214
Customer deposit liabilities		(75,275,000)	75,275,000
Contract liabilities		(8,075,000)	10,947,311
Taxes payable	(2,893,475)	4,092,819	1,033,384
Accrued expenses and other payables	3,042,608	612,623	399,931
Net cash (used in)/provided by operating activities	(195,970,190)	(7,444,009)	15,926,542
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of digital assets	222,393,176	71,354,362	13,131,775
Purchase of digital assets	(45,429,698)	(10,824,901)	(15,692,035)
Purchases of equipment	(66,736)	(3,855,215)	(54,196)
Net cash provided by/(used in) investing activities	176,896,742	56,674,246	(2,614,456)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds for the issuance of ordinary shares		1,562,500
Repayment of long-term payables	(6,999,939)
Payment of deferred offering costs and extension fees	(2,352,404)	(1,674,037)
Purchase of treasury shares		(2,000,000)
Net cash used in financing activities	(9,352,343)	(2,111,537)
Net change in cash and cash equivalents	(28,425,791)	47,118,700	13,312,086
Cash and cash equivalents at beginning of year	60,430,786	13,312,086
Cash and cash equivalents at end of year	32,004,995	60,430,786	13,312,086
Cash paid for interest	3,661,723	1,634,599
Net digital assets provided by operating activities	212,931,394	86,109,208	444,418
Cash paid for income tax		783,934
Supplemental non-cash investing activities
Net digital assets (used in)/provided by investing activities	(176,963,478)	(82,025,494)	2,195,559
Supplemental non-cash financing activities
Purchases of equipment included in long-term payable		$ 109,435,141